Prospectus Supplement dated December 9, 1996 to Defined
Contribution Plan Prospectus for Class A shares:

                       PUTNAM ASSET ALLOCATION FUNDS
                     Prospectus dated February 1, 1996

                      PUTNAM BALANCED RETIREMENT FUND
                      Prospectus dated March 1, 1996

                     PUTNAM CAPITAL APPRECIATION FUND
                    Prospectus dated September 30, 1996

                  PUTNAM CONVERTIBLE-INCOME GROWTH TRUST
                      Prospectus dated March 1, 1996

                     PUTNAM DIVERSIFIED INCOME TRUST
                     Prospectus dated February 1, 1996

                        PUTNAM FEDERAL INCOME TRUST
                      Prospectus dated March 1, 1996

                   THE PUTNAM FUND FOR GROWTH AND INCOME
                      Prospectus dated March 1, 1996

                  PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST
                      Prospectus dated March 1, 1996

                         PUTNAM GLOBAL GROWTH FUND
                      Prospectus dated March 1, 1996

                     PUTNAM GROWTH AND INCOME FUND II
                      Prospectus dated April 1, 1996

                     PUTNAM HIGH YIELD ADVANTAGE FUND
                      Prospectus dated April 1, 1996

                          PUTNAM HIGH YIELD TRUST
       Prospectus dated January 1, 1996, as revised October 1, 1996

                            PUTNAM INCOME FUND
                      Prospectus dated March 1, 1996

                     PUTNAM INTERNATIONAL GROWTH FUND
                     Prospectus dated October 30, 1996

                PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
                      Prospectus dated April 1, 1996

                         PUTNAM MONEY MARKET FUND
                     Prospectus dated February 1, 1996

                       PUTNAM NEW OPPORTUNITIES FUND
                     Prospectus dated October 30, 1996

On December 6, 1996, the Trustees of the Putnam funds approved the elimination of all of the non-fundamental investment restrictions of the above-named funds, including those summarized in the section of the prospectus entitled "How the fund pursues its objective(s) -- Limiting investment risk" except for the following policy, which prohibits a fund from investing more than:

     15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trustees (or the person designated by them to make such determinations) to be readily marketable) or in repurchase agreements maturing in more than seven days. (Under current rules, a money market fund may not invest more than 10% of its net assets in such securities.)



                                   Job code  29921